Disaggregated Revenue Data (Details) - Schedule of Company’s Revenue Disaggregated - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Company's Revenue Disaggregated [Abstract]
Software as a Service	$ 9,983	$ 5,253
Advertising services	2,681	3,404
Software licenses		28
Software support services		113
Total	$ 12,664	$ 8,798